Note 20 - Cash and cash equivalents and other investments (Tables)	12 Months Ended
Dec. 31, 2024
Note 20 - Cash and cash equivalents and other investments
Detailed disclosure of cash and cash equivalents and other investments [text block]
	Year ended December 31,
	2024	2023
Cash and cash equivalents
Cash at banks	290,901	370,487
Liquidity funds	355,044	223,424
Short-term investments	29,311	1,043,910
	675,256	1,637,821
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	722,328	896,166
Bonds and other fixed income	1,273,673	834,281
Fund investments	376,998	239,184
	2,372,999	1,969,631
Other investments - non-current
Bonds and other fixed income	857,959	398,220
Fixed income (time-deposit, zero coupon bonds, commercial papers)	140,292	-
Others	7,049	7,411
	1,005,300	405,631